leases	12 Months Ended
Dec. 31, 2024
leases
leases
19	leases

We have the right of use of land, buildings and equipment under leases. Most of our leases for real estate that we use for office, retail or network (including mobile site) purposes typically have options to extend the lease terms, which we use to protect our investments in leasehold improvements (including mobile site equipment) and to mitigate relocation risk, and/or which reflect the importance of the underlying real estate right-of-use lease assets to our operations. Judgments about lease terms are determinative of the measurement of right-of-use lease assets and the associated lease liabilities. In respect of lease terms for leased real estate utilized in connection with our telecommunications infrastructure, more so than for any other right-of-use lease assets, our judgment routinely includes periods covered by options to extend the lease terms, as we are reasonably certain that we will choose to extend such leases.

In the normal course of operations, there are future non-executory cash outflows in respect of leases to which we are potentially exposed and which are not included in our lease liabilities as at the reporting date. A significant portion (approximately one-third) of our mobile site lease payments have consumer price index-based price adjustments and such adjustments will result in future periodic re-measurements of the lease liabilities, with commensurate adjustments to the associated real estate right-of-use lease assets (and associated future depreciation amounts); these adjustments would represent our current variable lease payments. Additionally, we routinely and necessarily commit to leases that have not yet commenced.

Innovation, Science and Economic Development Canada mandates that telecommunications companies allow, on their real estate assets owned, on their real estate right-of-use lease assets and/or on equipment they own that is situated on real estate right-of-use lease assets, competitors to co-locate telecommunications infrastructure equipment. Of our real estate right-of-use lease assets used for situating telecommunications infrastructure equipment, less than one-fifth have co-location subleases which we, as lessor, account for as operating leases.

Maturity analyses of lease liabilities are set out in Note 4(c) and Note 26(i); the period interest expense in respect thereof is set out in Note 9. The additions to, depreciation charges for, and carrying amounts of, right-of-use lease assets are set out in Note 17. We have not currently elected to exclude low-value and short-term leases from lease accounting.

Years ended December 31 (millions)	Note	2024	2023
Income from subleasing right-of-use lease assets
Co-location sublease revenue included in Operating revenues – service		$17	$17
Other sublease revenue included in Other income	7	$8	$5
Lease payments [1]		$826	$671

1

In the Consolidated statements of cash flows, the principal component of lease payments is included in Cash provided (used) by financing activities (see Note 31(b)) and the interest component of lease payments is included in Interest paid.